Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 2.88%
Brokerage — 0.12%
WisdomTree 144A 3.25% exercise price $11.82, maturity date 8/15/29 #	47,000	$ 48,763
		48,763
Communications — 0.18%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	44,000	35,623
Liberty Broadband 144A 3.125% exercise price $529.07, maturity date 3/31/53 #	38,000	37,886
		73,509
Consumer Cyclical — 0.39%
Airbnb 4.399% exercise price $288.64, maturity date 3/15/26 ^	51,000	47,582
Cheesecake Factory 0.375% exercise price $73.03, maturity date 6/15/26	36,000	34,112
Ford Motor 0.00% exercise price $14.44, maturity date 3/15/26 ^	39,000	38,317
Uber Technologies 4.86% exercise price $80.84, maturity date 12/15/25 ^	32,000	35,360
		155,371
Consumer Non-Cyclical — 0.84%
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	28,000	29,028
Chegg 5.936% exercise price $107.55, maturity date 9/1/26 ^	34,000	25,925
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	21,000	16,485
CONMED 2.25% exercise price $145.33, maturity date 6/15/27	35,000	32,556
Dexcom 0.25% exercise price $150.11, maturity date 11/15/25	30,000	28,628
Integer Holdings 2.125% exercise price $87.20, maturity date 2/15/28	21,000	33,212
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	38,000	36,204
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	26,000	25,756
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	25,000	$ 25,006
Lantheus Holdings 2.625% exercise price $79.81, maturity date 12/15/27	21,000	32,671
Post Holdings 2.50% exercise price $106.10, maturity date 8/15/27	42,000	50,043
		335,514
Electric — 0.35%
Duke Energy 4.125% exercise price $118.76, maturity date 4/15/26	34,000	36,159
FirstEnergy 4.00% exercise price $46.68, maturity date 5/1/26	31,000	32,597
Ormat Technologies 2.50% exercise price $90.27, maturity date 7/15/27	37,000	38,683
PG&E 144A 4.25% exercise price $23.18, maturity date 12/1/27 #	32,000	34,696
		142,135
Energy — 0.12%
Nabors Industries 1.75% exercise price $212.51, maturity date 6/15/29	62,000	48,544
		48,544
Financial Services — 0.09%
Repay Holdings 144A 4.648% exercise price $33.60, maturity date 2/1/26 #, ^	40,000	37,160
		37,160
Industrials — 0.01%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	25,000	2,522
		2,522
Technology — 0.68%
Akamai Technologies 0.125% exercise price $95.10, maturity date 5/1/25	35,000	39,060
Block 0.125% exercise price $121.00, maturity date 3/1/25	59,000	57,894
Global Payments 144A 1.50% exercise price $156.96, maturity date 3/1/31 #	56,000	53,760
InterDigital 3.50% exercise price $77.50, maturity date 6/1/27	23,000	42,701
NQ-FL7 [0924] 1124 (4017846)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
Microchip Technology 0.125% exercise price $90.93, maturity date 11/15/24	15,000	$ 15,007
Semtech 1.625% exercise price $37.27, maturity date 11/1/27	36,000	51,084
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	29,000	11,542
		271,048
Transportation — 0.10%
Greenbrier 2.875% exercise price $55.46, maturity date 4/15/28	37,000	40,728
		40,728
Total Convertible Bonds (cost $1,150,072)		1,155,294

Corporate Bonds — 5.60%
Automotive — 0.21%
Allison Transmission 144A 5.875% 6/1/29 #	15,000	15,105
Clarios Global 144A 8.50% 5/15/27 #	8,000	8,041
Dana 4.50% 2/15/32	10,000	8,875
Garrett Motion Holdings 144A 7.75% 5/31/32 #	15,000	15,363
Goodyear Tire & Rubber 5.25% 7/15/31	20,000	18,060
Phinia 144A 6.625% 10/15/32 #	8,000	8,072
Wand NewCo 3 144A 7.625% 1/30/32 #	10,000	10,542
		84,058
Basic Industry — 0.29%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	20,000	20,245
CP Atlas Buyer 144A 7.00% 12/1/28 #	15,000	13,903
FMG Resources August 2006 144A 5.875% 4/15/30 #	20,000	20,276
NOVA Chemicals 144A 8.50% 11/15/28 #	5,000	5,344
Novelis 144A 4.75% 1/30/30 #	20,000	19,407
Olin 5.00% 2/1/30	15,000	14,665
Standard Building Solutions 144A 6.50% 8/15/32 #	10,000	10,363
Standard Industries 144A 3.375% 1/15/31 #	15,000	13,376
		117,579
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 0.43%
Amentum Escrow 144A 7.25% 8/1/32 #	5,000	$ 5,223
Arcosa 144A 6.875% 8/15/32 #	5,000	5,237
Bombardier
144A 7.25% 7/1/31 #	5,000	5,292
144A 8.75% 11/15/30 #	5,000	5,497

Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,000	10,164
Esab 144A 6.25% 4/15/29 #	15,000	15,425
Manitowoc 144A 9.25% 10/1/31 #	5,000	5,131
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	30,000	31,033
144A 9.25% 4/15/27 #	10,000	10,263
Sealed Air
144A 5.00% 4/15/29 #	30,000	29,576
144A 6.50% 7/15/32 #	5,000	5,169

Terex 144A 6.25% 10/15/32 #	10,000	10,000
TransDigm 144A 6.625% 3/1/32 #	35,000	36,491
		174,501
Consumer Goods — 0.04%
Fiesta Purchaser
144A 7.875% 3/1/31 #	7,000	7,433
144A 9.625% 9/15/32 #	10,000	10,377
		17,810
Consumer Non-Cyclical — 0.10%
Spectrum Brands 144A 3.375% 6/1/29 #	39,000	40,569
		40,569
Electric — 0.27%
Calpine
144A 4.50% 2/15/28 #	11,000	10,748
144A 5.00% 2/1/31 #	30,000	29,073
144A 5.25% 6/1/26 #	11,000	10,965

Lightning Power 144A 7.25% 8/15/32 #	15,000	15,786
Vistra
144A 7.00% 12/15/26 #, μ, ψ	30,000	30,649
144A 8.00% 10/15/26 #, μ, ψ	10,000	10,484
		107,705
Energy — 0.99%
Archrock Partners 144A 6.625% 9/1/32 #	10,000	10,262
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	20,000	19,775
Civitas Resources 144A 8.625% 11/1/30 #	15,000	15,905

2    NQ-FL7 [0924] 1124 (4017846)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
EQM Midstream Partners
144A 4.75% 1/15/31 #	33,000	$ 31,976
6.50% 7/15/48	10,000	10,348
Genesis Energy
7.75% 2/1/28	10,000	10,133
7.875% 5/15/32	5,000	5,095

Gulfport Energy Operating 144A 6.75% 9/1/29 #	10,000	10,129
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,000	19,512
144A 6.25% 4/15/32 #	10,000	9,742

Matador Resources 144A 6.25% 4/15/33 #	10,000	9,857
Murphy Oil 6.00% 10/1/32	4,000	3,950
Nabors Industries
144A 8.875% 8/15/31 #	5,000	4,761
144A 9.125% 1/31/30 #	10,000	10,322

NGL Energy Operating 144A 8.375% 2/15/32 #	15,000	15,470
Noble Finance II 144A 8.00% 4/15/30 #	10,000	10,325
NuStar Logistics
5.625% 4/28/27	25,000	25,133
6.00% 6/1/26	10,000	10,067
SM Energy
144A 6.75% 8/1/29 #	5,000	5,025
144A 7.00% 8/1/32 #	7,000	7,032

Southwestern Energy 5.375% 3/15/30	30,000	29,929
Sunoco 144A 7.25% 5/1/32 #	5,000	5,304
Transocean
144A 8.00% 2/1/27 #	16,000	16,003
144A 8.50% 5/15/31 #	10,000	9,943
USA Compression Partners
6.875% 9/1/27	17,000	17,157
144A 7.125% 3/15/29 #	3,000	3,092
Venture Global LNG
144A 7.00% 1/15/30 #	10,000	10,224
144A 8.375% 6/1/31 #	15,000	15,849

Vital Energy 144A 7.875% 4/15/32 #	15,000	14,542
Weatherford International 144A 8.625% 4/30/30 #	30,000	31,282
		398,144
Financial Services — 0.11%
Block 144A 6.50% 5/15/32 #	10,000	10,426
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	13,000	13,081
Focus Financial Partners 144A 6.75% 9/15/31 #	10,000	10,102
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financial Services (continued)
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	10,000	$ 10,506
		44,115
Healthcare — 0.40%
Avantor Funding 144A 3.875% 11/1/29 #	15,000	14,205
CHS 144A 4.75% 2/15/31 #	25,000	21,995
DaVita
144A 3.75% 2/15/31 #	10,000	9,028
144A 4.625% 6/1/30 #	10,000	9,540

Legacy LifePoint Health 144A 4.375% 2/15/27 #	10,000	9,815
Medline Borrower
144A 3.875% 4/1/29 #	15,000	14,214
144A 5.25% 10/1/29 #	27,000	26,512

Surgery Center Holdings 144A 7.25% 4/15/32 #	15,000	15,675
Tenet Healthcare
4.375% 1/15/30	10,000	9,601
6.125% 10/1/28	30,000	30,264
		160,849
Insurance — 0.25%
HUB International
144A 5.625% 12/1/29 #	15,000	14,725
144A 7.375% 1/31/32 #	15,000	15,498
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	20,000	21,416
144A 10.50% 12/15/30 #	19,000	20,679

Panther Escrow Issuer 144A 7.125% 6/1/31 #	15,000	15,745
USI 144A 7.50% 1/15/32 #	10,000	10,372
		98,435
Leisure — 0.49%
Boyd Gaming 144A 4.75% 6/15/31 #	20,000	19,110
Caesars Entertainment
144A 6.50% 2/15/32 #	10,000	10,350
144A 7.00% 2/15/30 #	28,000	29,271
Carnival
144A 5.75% 3/1/27 #	15,000	15,201
144A 6.00% 5/1/29 #	30,000	30,415

Light & Wonder International 144A 7.25% 11/15/29 #	10,000	10,354
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	40,000	40,532
Scientific Games Holdings 144A 6.625% 3/1/30 #	25,000	24,827
NQ-FL7 [0924] 1124 (4017846)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)

Six Flags Entertainment 144A 6.625% 5/1/32 #	15,000	$ 15,545
		195,605
Media — 0.55%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	5,000	4,751
AMC Networks 4.25% 2/15/29	20,000	14,483
CCO Holdings
4.50% 5/1/32	55,000	47,599
144A 5.375% 6/1/29 #	25,000	24,112

CMG Media 144A 8.875% 12/15/27 #	30,000	17,775
Cumulus Media New Holdings 144A 8.00% 7/1/29 #	34,000	13,695
Directv Financing 144A 5.875% 8/15/27 #	10,000	9,825
Gray Television 144A 5.375% 11/15/31 #	35,000	21,916
McGraw-Hill Education 144A 7.375% 9/1/31 #	7,000	7,269
Midcontinent Communications 144A 8.00% 8/15/32 #	10,000	10,191
Sirius XM Radio 144A 4.00% 7/15/28 #	30,000	28,326
Stagwell Global 144A 5.625% 8/15/29 #	10,000	9,676
Univision Communications 144A 7.375% 6/30/30 #	10,000	9,686
		219,304
Real Estate — 0.11%
Iron Mountain 144A 5.25% 3/15/28 #	45,000	44,857
		44,857
Retail — 0.30%
Asbury Automotive Group
144A 4.625% 11/15/29 #	5,000	4,772
4.75% 3/1/30	10,000	9,579
Bath & Body Works
6.875% 11/1/35	30,000	31,294
6.95% 3/1/33	9,000	9,124
Carvana
PIK 144A 13.00% 6/1/30 #, >>	5,325	5,795
PIK 144A 14.00% 6/1/31 #, >>	5,350	6,307

Murphy Oil USA 144A 3.75% 2/15/31 #	50,000	45,110
Victra Holdings 144A 8.75% 9/15/29 #	10,000	10,508
		122,489
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services — 0.44%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	2,000	$ 1,993
GFL Environmental 144A 6.75% 1/15/31 #	10,000	10,501
Prime Security Services Borrower 144A 5.75% 4/15/26 #	50,000	50,269
Resideo Funding 144A 6.50% 7/15/32 #	8,000	8,222
S&S Holdings 144A 8.375% 10/1/31 #	8,000	8,061
Staples 144A 10.75% 9/1/29 #	10,000	9,716
United Rentals North America 3.875% 2/15/31	56,000	52,139
White Cap Buyer 144A 6.875% 10/15/28 #	27,000	27,275
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	10,000	10,016
		178,192
Technology — 0.10%
CSG Systems International 3.875% 9/15/28	39,000	39,058
		39,058
Technology & Electronics — 0.31%
Cloud Software Group 144A 6.50% 3/31/29 #	25,000	24,895
Entegris 144A 5.95% 6/15/30 #	25,000	25,486
Seagate HDD Cayman
5.75% 12/1/34	8,000	8,071
8.25% 12/15/29	10,000	10,865

Sensata Technologies 144A 4.00% 4/15/29 #	10,000	9,541
UKG 144A 6.875% 2/1/31 #	40,000	41,361
Zebra Technologies 144A 6.50% 6/1/32 #	3,000	3,135
		123,354
Telecommunications — 0.17%
Consolidated Communications
144A 5.00% 10/1/28 #	10,000	9,213
144A 6.50% 10/1/28 #	20,000	18,934
Frontier Communications Holdings
144A 6.00% 1/15/30 #	25,000	24,980
144A 6.75% 5/1/29 #	15,000	15,117
		68,244

4    NQ-FL7 [0924] 1124 (4017846)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 0.04%
Genesee & Wyoming 144A 6.25% 4/15/32 #	15,000	$ 15,444
		15,444
Total Corporate Bonds (cost $2,269,478)		2,250,312

US Treasury Obligations — 21.48%
US Treasury Bonds
1.125% 5/15/40	205,000	135,512
1.375% 8/15/50	255,000	140,549
1.875% 2/15/51	110,000	68,954
2.25% 8/15/49	150,000	103,975
2.375% 2/15/42	485,000	377,921
2.50% 5/15/46	220,000	165,890
2.875% 5/15/49	320,000	252,719
3.00% 11/15/45	150,000	124,453
3.00% 8/15/52	5,000	4,020
3.375% 11/15/48	190,000	164,721
3.875% 2/15/43	185,000	178,525
4.375% 5/15/41	105,000	109,602
4.50% 5/15/38	20,000	21,313
US Treasury Notes
0.625% 5/15/30	100,000	84,939
1.00% 12/15/24	1,435,000	1,424,534
1.125% 2/15/31	125,000	107,522
1.875% 2/15/32	815,000	719,906
2.75% 2/15/28	215,000	209,402
2.875% 8/15/28	95,000	92,601
3.25% 6/30/29	1,405,000	1,384,940
3.375% 9/30/29	175,000	174,487
3.875% 1/15/26	1,760,000	1,761,169
3.875% 11/30/29	570,000	577,526
3.875% 8/15/34	45,000	45,320
4.125% 3/31/31	195,000	200,336
Total US Treasury Obligations (cost $8,474,695)		8,630,836
	Number of shares
Common Stocks — 60.07%
Communication Services — 3.61%
Alphabet Class A	740	122,729
Alphabet Class C	777	129,907
AT&T	9,524	209,528
Electronic Arts	1,144	164,095
Interpublic Group	1,467	46,401
KDDI	700	22,375
Meta Platforms Class A	571	326,863
Publicis Groupe	361	39,461
	Number of shares	Value (US $)
Common Stocks (continued)
Communication Services (continued)
Verizon Communications	5,394	$ 242,245
Walt Disney	1,542	148,325
		1,451,929
Consumer Discretionary — 6.21%
adidas	196	51,904
Amadeus IT Group	1,162	83,973
Bath & Body Works	3,629	115,838
Best Buy	2,228	230,152
eBay	1,482	96,493
Genuine Parts	1,042	145,547
H & M Hennes & Mauritz Class B	1,911	32,515
Home Depot	834	337,937
Kering	101	28,877
Lowe's	700	189,595
LVMH Moet Hennessy Louis Vuitton	84	64,378
NIKE Class B	3,179	281,024
PulteGroup	1,679	240,987
Ross Stores	1,152	173,387
Sodexo	700	57,388
Starbucks	969	94,468
Swatch Group	141	30,196
TJX	2,033	238,959
		2,493,618
Consumer Staples — 3.94%
Altria Group	4,508	230,088
Anheuser-Busch InBev	1,146	75,749
Asahi Group Holdings	1,500	19,605
Conagra Brands	5,600	182,112
Danone	1,031	74,988
Diageo	2,792	97,164
Dollar Tree †	1,200	84,384
Essity Class B	1,028	32,077
Hershey	823	157,835
Kao	1,400	69,248
Koninklijke Ahold Delhaize	2,812	97,130
Nestle	745	74,786
Philip Morris International	2,263	274,728
Seven & i Holdings	1,400	20,914
Unilever	1,410	91,220
		1,582,028
Energy — 2.91%
APA	3,290	80,473
Berry	20,901	107,431
Chevron	1,830	269,504
Chord Energy	769	100,147
Coterra Energy	4,413	105,691
EOG Resources	76	9,343
NQ-FL7 [0924] 1124 (4017846)    5

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Exxon Mobil	4,218	$ 494,434
		1,167,023
Financials — 10.39%
Allstate	1,000	189,650
Ally Financial	2,304	81,999
American Financial Group	1,403	188,844
Ameriprise Financial	437	205,307
Artisan Partners Asset Management Class A	1,793	77,673
Bank of New York Mellon	2,896	208,107
BlackRock	276	262,065
Blackstone	1,117	171,046
Citizens Financial Group	5,303	217,794
Corebridge Financial	6,414	187,032
Fidelity National Financial	2,364	146,710
Fidelity National Information Services	2,064	172,860
Fifth Third Bancorp	2,023	86,665
KeyCorp	12,263	205,405
MetLife	2,727	224,923
PNC Financial Services Group	586	108,322
Principal Financial Group	2,336	200,662
Prudential Financial	1,697	205,507
Regions Financial	2,570	59,958
State Street	1,369	121,116
Synchrony Financial	3,883	193,684
Travelers	714	167,162
Truist Financial	4,100	175,357
US Bancorp	3,700	169,201
Western Union	12,315	146,918
		4,173,967
Healthcare — 6.96%
AbbVie	1,640	323,867
Baxter International	4,000	151,880
Bristol-Myers Squibb	2,797	144,717
Cardinal Health	1,530	169,096
Cencora	787	177,138
Cigna Group	475	164,559
CVS Health	2,300	144,624
Gilead Sciences	2,188	183,442
Hologic †	2,242	182,633
Johnson & Johnson	1,100	178,266
McKesson	222	109,761
Merck & Co.	3,518	399,504
Novo Nordisk Class B	345	40,535
Pfizer	3,916	113,329
Roche Holding	269	86,006
SIGA Technologies	19,592	132,246
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Smith & Nephew	6,171	$ 95,539
		2,797,142
Industrials — 4.89%
Amentum Holdings †	1,192	38,442
Dover	941	180,427
DSV	217	44,800
Expeditors International of Washington	1,227	161,228
Honeywell International	836	172,809
Intertek Group	915	63,123
Jacobs Solutions	1,192	156,033
Knorr-Bremse	555	49,331
Kone Class B	864	51,647
Lockheed Martin	152	88,853
Makita	1,900	63,996
Masco	2,514	211,025
Northrop Grumman	355	187,465
Otis Worldwide	1,651	171,605
Paychex	1,486	199,406
Pluxee †	1,048	22,093
Securitas Class B	8,092	102,705
		1,964,988
Information Technology — 16.38%
Accenture Class A	540	190,879
Apple	5,039	1,174,087
Applied Materials	817	165,075
Broadcom	2,510	432,975
Cisco Systems	7,263	386,537
Cognizant Technology Solutions Class A	2,278	175,816
Dell Technologies Class C	1,392	165,008
HP	5,443	195,240
Lam Research	214	174,641
Microsoft	2,628	1,130,828
Monolithic Power Systems	237	219,107
Motorola Solutions	401	180,302
NetApp	1,482	183,042
NVIDIA	9,341	1,134,371
Oracle	1,081	184,202
QUALCOMM	1,274	216,644
SAP	385	87,598
Teledyne Technologies †	415	181,629
		6,577,981
Materials — 1.06%
Air Liquide	417	80,425
Dow	2,705	147,774
DuPont de Nemours	2,200	196,042
		424,241

6    NQ-FL7 [0924] 1124 (4017846)

	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate — 0.49%
Equity Residential	2,668	$ 198,659
		198,659
REIT Diversified — 0.19%
Gaming and Leisure Properties	485	24,953
VICI Properties	1,449	48,266
Vornado Realty Trust	24	946
		74,165
REIT Healthcare — 0.34%
Alexandria Real Estate Equities	201	23,869
CareTrust	277	8,548
Community Healthcare Trust	17	309
Healthpeak Properties	206	4,711
Medical Properties Trust	406	2,375
Ventas	370	23,728
Welltower	570	72,977
		136,517
REIT Hotel — 0.09%
Park Hotels & Resorts	432	6,091
RLJ Lodging Trust	192	1,762
Ryman Hospitality Properties	178	19,089
Sunstone Hotel Investors	502	5,181
Xenia Hotels & Resorts	227	3,353
		35,476
REIT Industrial — 0.32%
Americold Realty Trust	170	4,806
Gladstone Commercial	136	2,209
Plymouth Industrial REIT	233	5,266
Prologis	808	102,034
Rexford Industrial Realty	247	12,426
Terreno Realty	49	3,275
		130,016
REIT Information Technology — 0.32%
Digital Realty Trust	264	42,723
Equinix	95	84,325
		127,048
REIT Lodging — 0.10%
Apple Hospitality REIT	719	10,677
Chatham Lodging Trust	903	7,694
Host Hotels & Resorts	1,184	20,838
		39,209
REIT Mall — 0.14%
Simon Property Group	327	55,270
		55,270
REIT Manufactured Housing — 0.06%
Equity LifeStyle Properties	166	11,843
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Manufactured Housing (continued)
Sun Communities	96	$ 12,974
		24,817
REIT Multifamily — 0.27%
American Homes 4 Rent Class A	374	14,358
AvalonBay Communities	148	33,337
Camden Property Trust	165	20,382
Essex Property Trust	82	24,224
Mid-America Apartment Communities	113	17,956
		110,257
REIT Office — 0.05%
BXP	86	6,920
Cousins Properties	461	13,590
		20,510
REIT Self-Storage — 0.26%
CubeSmart	301	16,203
Extra Space Storage	164	29,551
Public Storage	166	60,402
		106,156
REIT Shopping Center — 0.24%
Agree Realty	122	9,190
Brixmor Property Group	943	26,272
Kimco Realty	966	22,431
Kite Realty Group Trust	273	7,251
Phillips Edison & Co.	69	2,602
Regency Centers	220	15,891
Retail Opportunity Investments	269	4,231
SITE Centers	121	7,321
Tanger	45	1,493
Urban Edge Properties	29	620
		97,302
REIT Single Tenant — 0.13%
Alexander's	2	485
Broadstone Net Lease	186	3,524
Orion Office	130	520
Realty Income	774	49,087
		53,616
REIT Specialty — 0.26%
EPR Properties	98	4,806
Essential Properties Realty Trust	267	9,118
Innovative Industrial Properties	31	4,173
Invitation Homes	639	22,531
Iron Mountain	368	43,729
Lamar Advertising Class A	73	9,753
Outfront Media	469	8,620
		102,730
NQ-FL7 [0924] 1124 (4017846)    7

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.46%
Duke Energy	1,600	$ 184,480
		184,480
Total Common Stocks (cost $18,635,249)		24,129,145

Convertible Preferred Stock — 0.72%
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37 †	702	38,961
Apollo Global Management 6.75% exercise price $98.97, maturity date 7/31/26 †	674	45,825
Bank of America 7.25% exercise price $50.00 †, ω	27	34,371
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28 †	914	44,101
NextEra Energy 7.299% exercise price $90.38, maturity date 6/1/27 †	791	43,861
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24 †	349	46,291
Wells Fargo & Co. 7.50% exercise price $156.71 †, ω	27	34,620
Total Convertible Preferred Stock (cost $262,048)		288,030

Preferred Stock — 0.18%
Henkel AG & Co. 2.21% ω	766	71,966
Total Preferred Stock (cost $62,233)		71,966

Exchange-Traded Funds — 5.64%
iShares Core MSCI Europe ETF	17,155	1,045,254
Vanguard S&P 500 ETF	2,312	1,219,973
Total Exchange-Traded Funds (cost $2,177,265)		2,265,227
	Principal amount°
Warrants — 0.00%
Danimer Scientific strike price $5.00, expiration date 15/03/26 †	772	62
Total Warrants (cost $0)		62

	Number of shares	Value (US $)
Short-Term Investments — 3.44%
Money Market Mutual Funds — 3.44%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	345,373	$ 345,373
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	345,373	345,373
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	345,373	345,373
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	345,373	345,373
Total Short-Term Investments (cost $1,381,492)		1,381,492

Total Value of Securities—100.01% (cost $34,412,532)		40,172,364
Liabilities Net of Receivables and Other Assets—(0.01)%★		(2,102)
Net Assets Applicable to 2,933,499 Shares Outstanding—100.00%		$40,170,262
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $2,049,610, which represents 5.10% of the Series’ net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>>	PIK. 100% of the income received was in the form of principal.
>	PIK. 100% of the income received was in the form of cash.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
★	Includes $13,640 cash collateral held at broker for futures contracts as of September 30, 2024.

8    NQ-FL7 [0924] 1124 (4017846)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
8	US Treasury 5 yr Notes	$879,062	$877,767	12/31/24	$1,295	$—	$(2,938)
1	US Treasury 10 yr Notes	114,281	114,315	12/19/24	—	(34)	—
Total Futures Contracts			$992,082		$1,295	$(34)	$(2,938)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
MSCI – Morgan Stanley Capital International
Summary of abbreviations: (continued)
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
USD – US Dollar
yr – Year

NQ-FL7 [0924] 1124 (4017846)    9